Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of restricted shares awards
Grant date	7 October 2020
First vesting date (tranche 1)	2 January 2021
Second vesting date (tranche 2)	2 January 2022
Third vesting date (tranche 3)	2 January 2023
Total number of restricted shares awards	134,500
Number of restricted shares awards vesting each period	44,833
Grant date fair value (USD)	7.896
Grant date	16 February 2021
First vesting date (tranche 1)	2 January 2022
Second vesting date (tranche 2)	2 January 2023
Third vesting date (tranche 3)	2 January 2024
Total number of restricted shares awards	180,000
Number of restricted shares awards vesting each period	60,000
Grant date fair value (USD)	7.940
Grant date	31 March 2021
First vesting date (tranche 1)	2 January 2022
Second vesting date (tranche 2)	2 January 2023
Third vesting date (tranche 3)	2 January 2024
Total number of restricted shares awards	132,190
Number of restricted shares awards vesting each period	44,063
Grant date fair value (USD)	8.170

Schedule of restricted shares
	2021	2020
Balance at 1 January	134,500	—
Restricted shares granted	312,190	134,500
Restricted shares vested	(44,833)	—
Restricted shares forfeited	(5,000)	—
Balance at end of the year	396,857	134,500

Schedule of earnout shares
	Grant	Days from grant date	Earn out shares from first vesting (tranche 1)	Earn out shares from second vesting (tranche 2)	Earn out shares from third vesting (tranche 3)	Total
31 December 2021	7 October 2020 grant	451	1,019	33,635	18,627	53,281
	16 February 2021 grant	319	59,626	27,901	18,211	105,738
	31 March 2021 grant	276	43,746	18,914	12,065	74,725
	Total		104,391	80,450	48,903	233,744

31 December 2020	7 October 2020 grant	88	43,814	8,511	4,714	57,039